Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 577	$ 385
Short-term investments	527	699
Accounts receivable-net	3,510	2,444
Inventory	2,339	1,701
Deferred income taxes	442	398
Prepaid expenses and other current assets	429	199
Total current assets	7,824	5,826
Property, Plant and Equipment
Land and buildings	1,808	1,525
Machinery and equipment	5,845	4,669
Gross property, plant and equipment	7,653	6,194
Accumulated depreciation	(3,830)	(3,592)
Net property, plant and equipment	3,823	2,602
Other noncurrent assets
Goodwill	14,211	5,537
Other intangible assets	7,468	2,192
Deferred income taxes	1,254	1,134
Other assets	1,704	582
Total assets	36,284	17,873
Current liabilities
Short-term debt	757	86
Current portion of long-term debt	314	321
Accounts payable	1,879	1,491
Accrued compensation	463	420
Other current liabilities	2,057	1,319
Total current liabilities	5,470	3,637
Noncurrent liabilities
Long-term debt	9,762	3,366
Pension liabilities	2,004	1,793
Other postretirement benefits liabilities	740	642
Deferred income taxes	2,341	442
Other noncurrent liabilities	812	501
Total noncurrent liabilities	15,659	6,744
Shareholders' equity
Ordinary shares (470.7 million outstanding in 2012 and 334.4 million in 2011)	5	167
Capital in excess of par value	11,271	4,169
Retained earnings	5,805	5,103
Accumulated other comprehensive loss	(1,964)	(1,964)
Shares held in trust	(4)	(6)
Total Eaton shareholders' equity	15,113	7,469
Noncontrolling interests	42	23
Total equity	15,155	7,492
Total liabilities and equity	$ 36,284	$ 17,873